Collaboration Agreement (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaboration Agreement
4. Collaboration Agreement
In June 2020, the Company entered into an exclusive license and research collaboration agreement (the “Collaboration Agreement”) with Merck Sharp & Dohme Corp. (“Merck”) to support the research, development and commercialization of products for the treatment of amyotrophic lateral sclerosis (ALS) and frontotemporal lobar dementia (FTLD). Pursuant to the Collaboration Agreement, the Company granted Merck an exclusive, worldwide license with the right to grant and authorize sublicenses, under certain intellectual property rights related to two certain undisclosed targets in connection with the Company’s ALS and FTLD programs to make, have made, use, import, offer to sell and sell compounds and products covered by such intellectual property rights. In the event that the exploitation of such compound or product would infringe during the term of the Merck Collaboration Agreement a claim of an issued patent controlled by Yumanity, Yumanity also granted Merck a non-exclusive, sublicensable, royalty-free license under such issued patent to exploit such compound and product.
Under the terms of the Collaboration Agreement, the Company and Merck are each responsible to perform certain research activities in accordance with a mutually agreed upon research plan. Upon the completion of certain stages of the research plan, Merck will elect to either advance and make certain contractual option payments or terminate the applicable research program. If Merck elects not to advance a research program, such program terminates and the rights granted to Merck in the program revert to the Company. Following completion of the research program, Merck is responsible for the development and commercialization of the compounds developed pursuant to the research program and any product containing such compounds.
Under the terms of the Collaboration Agreement, the Company received an upfront payment totaling $15.0 million in July 2020 and is eligible to receive up to $280.0 million upon achievement of specified research and development milestones, and up to $250.0 million upon achievement of specified sales-based milestones as well as a tiered, mid-single digit royalty on net sales of licensed products, subject to customary reductions.
Unless terminated earlier, the Collaboration Agreement will continue in full force and effect until one or more products has received marketing authorization and, thereafter, until expiration of all royalty obligations under the Collaboration Agreement. The Company or Merck may terminate the Collaboration Agreement upon an uncured material breach by the other party or insolvency of the other party. Merck may also terminate the Merck Collaboration Agreement for any reason upon certain notice to the Company.
Merck also participated in the Company’s Class C preferred units financing in June 2020 with terms consistent with those of other investors that purchased Class C preferred units in June 2020. The Class C preferred units were issued at a price of $4.0008 per unit, which was determined to be fair value based on the same price paid by other investors that purchased Class C preferred units in the financing. The equity investment was considered to be distinct from the Collaboration Agreement.
The Company assessed the promised goods and services to determine if they are distinct. Based on this assessment, the Company determined that Merck cannot benefit from the promised goods and services separately from the others as they are highly interrelated and therefore not distinct. Accordingly, the promised goods and services represent one combined performance obligation and the entire transaction price was allocated to that single combined performance obligation. The performance obligation is being satisfied over the research term as the Company performs the research and development activities through the first substantive option period, and participates in a Joint Steering Committee to oversee research and development activities. Accordingly, the upfront payment of $15.0 million was recorded as deferred revenue and was recognized as revenue as the performance obligation was satisfied. The
Company recognizes revenue using the cost-to-cost method, which it believes best depicts the transfer of control to the customer. Under the cost-to-cost method, the extent of progress towards completion is measured based on the ratio of actual costs incurred to the total estimated costs expected upon satisfying the identified performance obligation. Under this method, revenue is recorded as a percentage of the estimated transaction price based on the extent of progress towards completion. For the three and six months ended June 30, 2022, the Company recorded less than $0.1 million of collaboration revenue related to the Collaboration Agreement associated with providing the Initial Phase research and development services.
At contract inception, the potential milestone payments that the Company is eligible to receive were excluded from the transaction price as they were fully constrained. At the end of each reporting period, the Company reevaluates the transaction price and as uncertain events are resolved or other changes in circumstances occur, and if necessary, the Company will adjust its estimate of the transaction price. Any additions to the transaction price would be reflected in the period as a cumulative revenue catch-up. At the inception of the arrangement, the Company evaluated the options held by Merck to either advance or terminate the applicable research program to determine if they provided Merck with any material rights. The Company concluded that the options were not issued at a significant and incremental discount, and therefore do not provide Merck with a material right. As such, these options were excluded as performance obligations and will be accounted for if and when they occur.
In November 2021, the Company delivered one of two data packages associated with the Initial Phase of the research and development services. On December 17, 2021, Merck notified the Company that Merck has accepted the first data package for one program from their research collaboration with the Company relating to ALS and FTLD, and that Merck has elected to continue the research collaboration. Achievement of this milestone triggered a $5.0 million milestone payment due from Merck. Upon Merck electing to advance the research program into the second phase (the “Second Phase”), the Company assessed whether the promised goods and services for the Second Phase are distinct. Based on the facts and circumstances, including but not limited to key differences between the Initial Phase research plan and the Second Phase research plans, including experiments performed and personnel utilized, the Company determined that the Second Phase represents a separate contract with its own performance obligation. The Second Phase performance obligation is being satisfied over the Second Phase research term as the Company performs the research and development activities through the second substantive option period and participates in a Joint Steering Committee to oversee research and development activities. Accordingly, the option payment of $5.0 million was recorded to deferred revenue at December 31, 2021 and during the six months ended June 30, 2022 the Company recognized $2.6 million of collaboration revenue related to the Collaboration Agreement as the Second Phase performance obligation is satisfied. The Company recognizes the Second Phase revenue using the cost-to-cost method, which it believes best depicts the transfer of control to the customer. Deferred revenue totals $2.4 million at June 30, 2022 related to the Collaboration Agreement, and it is expected to be recognized in the next twelve months.
The Company assessed the Collaboration Agreement to determine whether a significant financing component exists and concluded that a significant financing component does not exist.

6. Collaboration Agreement
In June 2020, the Company entered into an exclusive license and research collaboration agreement (the “Collaboration Agreement”) with Merck Sharp & Dohme Corp. (“Merck”) to support the research, development and commercialization of products for the treatment of amyotrophic lateral sclerosis (ALS) and frontotemporal lobar dementia (FTLD). Pursuant to the Collaboration Agreement, the Company granted Merck an exclusive, worldwide license with the right to grant and authorize sublicenses, under certain intellectual property rights related to two certain undisclosed targets in connection with the Company’s ALS and FTLD programs to make, have made, use, import, offer to sell and sell compounds and products covered by such intellectual property rights. In the event that the exploitation of such compound or product would infringe during the term of the Merck Collaboration Agreement a claim of an issued patent controlled by Yumanity, Yumanity also granted Merck a non-exclusive, sublicensable, royalty-free license under such issued patent to exploit such compound and product.
Under the terms of the Collaboration Agreement, the Company and Merck are each responsible to perform certain research activities in accordance with a mutually agreed upon research plan. Upon the completion of certain stages of the research plan, Merck will elect to either advance and make certain contractual option payments or terminate the applicable research program. If Merck elects not to advance a research program, such program terminates and the rights granted to Merck in the program revert to the Company. Following completion of the research program, Merck is responsible for the development and commercialization of the compounds developed pursuant to the research program and any product containing such compounds.
Under the terms of the Collaboration Agreement, the Company received an upfront payment totaling $15.0 million in July 2020 and is eligible to receive up to $280.0 million if Merck elects to advance the research program and upon achievement of specified research and development milestones, and up to $250.0 million upon achievement of specified sales- based milestones as well as a tiered, mid-single digit royalty on net sales of licensed products, subject to customary reductions.
Unless terminated earlier, the Collaboration Agreement will continue in full force and effect until one or more products has received marketing authorization and, thereafter, until expiration of all royalty obligations under the Collaboration Agreement. The Company or Merck may terminate the Collaboration Agreement upon an uncured material breach by the other party or insolvency of the other party. Merck may also terminate the Merck Collaboration Agreement for any reason upon certain notice to the Company.
Merck also participated in the Company’s Class C preferred units financing in June 2020 with terms consistent with those of other investors that purchased Class C preferred units in June 2020. The Class C preferred units were issued at a price of $4.0008 per unit, which was determined to be fair value based on the same price paid by other investors that purchased Class C preferred units in the financing. The equity investment was considered to be distinct from the Collaboration Agreement.
The Company assessed the promised goods and services expected to be delivered as part of the first stage of the research program (the “Initial Phase”) to determine if they are distinct. Based on this assessment, the Company determined that Merck cannot benefit from the promised goods and services separately from the others as they are highly interrelated and therefore not distinct. Accordingly, the promised goods and services represent one combined performance obligation and the entire transaction price was allocated to that single combined performance obligation. The performance obligation is being satisfied over the research term as the Company performs the research and development activities through the first substantive option period, and participates in a Joint Steering Committee to oversee research and development activities. Accordingly, the upfront payment of $15.0 million was recorded as deferred revenue and is being recognized as revenue as the performance obligation is satisfied. The Company recognizes revenue using the cost-to-cost method, which it believes best depicts the transfer of control to the customer. Under the cost-to-cost method, the extent of progress towards completion is measured based on the ratio of actual costs incurred to the total estimated costs expected upon satisfying the identified performance obligation. Under this method, revenue is recorded as a percentage of the estimated transaction price based on the extent of progress towards completion. As of December 31, 2021, the aggregate amount of the transaction price related to the unsatisfied portion of the performance obligation associated with Initial Phase is $0.1 million, which is expected to be recognized as revenue within the next year. During the year ended December 31, 2021, the Company recorded $8.0 million of collaboration revenue related to the Collaboration Agreement associated with providing the Initial Phase research and development services.
At contract inception, the potential milestone payments that the Company is eligible to receive were excluded from the transaction price as they were fully constrained. At the end of each reporting period, the Company reevaluates the transaction price and as uncertain events are resolved or other changes in circumstances occur, and if necessary, the Company will adjust its estimate of the transaction price. Any additions to the transaction price would be reflected in the period as a cumulative revenue catch-up. At the inception of the arrangement, the Company evaluated the options held by Merck to either advance or terminate the applicable research program to determine if they provided Merck with any material rights. The Company concluded that the options were not issued at a significant and incremental discount, and therefore do not provide Merck with a material right. As such, these options were excluded as performance obligations and will be accounted for if and when they occur.
In November 2021, the Company delivered one of two data packages associated with the Initial Phase of the research and development services. On December 17, 2021, Merck notified Yumanity Therapeutics, Inc. (the “Company”) that Merck has accepted the first data package for one program from their research collaboration with the Company relating to amyotrophic lateral sclerosis, or ALS (also known as Lou Gehrig’s disease) and frontotemporal lobar degeneration, or FTLD, and that Merck has elected to continue the research collaboration. Achievement of this milestone triggered a $5 million milestone payment due from Merck. Upon Merck electing to advance the research program into the second phase (the “Second Phase”), the Company assessed whether the promised goods and services for the Second Phase are distinct. Based on the facts and circumstances, including but not limited to key differences between the Initial Phase research plan and the Second Phase research plans, including experiments performed and personnel utilized, the Company determined that the Second Phase represents a separate contract with its own performance obligation. The Second Phase performance obligation is being satisfied over the Second Phase research term as the Company performs the research and development activities through the second substantive option period, and participates in a Joint Steering Committee to oversee research and development activities. Accordingly, the option payment of $5.0 million was recorded to deferred revenue at December 31, 2021 and will be recognized as revenue as the performance obligation is satisfied. The Company will recognize the Second Phase revenue using the cost-to-cost method, which it believes best depicts the transfer of control to the customer.
The Company assessed the Collaboration Agreement to determine whether a significant financing component exists and concluded that a significant financing component does not exist.